Provisions - Schedule reconciliation of beginning and ending aggregate carrying amount of the provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 5,367	$ 6,153
Changes in estimated cash flows and discount rates	(868)	526
Accretion	147	162
Effect of foreign exchange	(348)	(1,474)
Balance - End of period	4,298	5,367
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	4,885	5,578
Changes in estimated cash flows and discount rates	(879)	496
Accretion	132	149
Effect of foreign exchange	(314)	(1,338)
Balance - End of period	3,824	4,885
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	482	575
Changes in estimated cash flows and discount rates	11	30
Accretion	15	13
Effect of foreign exchange	(34)	(136)
Balance - End of period	$ 474	$ 482